Contractual Maturities on Finance Lease Receivable - Additional Information (Detail) $ in Thousands	Apr. 30, 2016 USD ($)
Scenario, Forecast
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Contractual maturities, 2016	$ 1,403